Trade and Other Payables - Summary of Detailed Information About Trade and Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade payables, current	$ 22,664	$ 29,497
Other payables, current	6,941	6,356
Amounts due to joint ventures and associates, current	3,281	3,312
Accruals and deferred income, current	8,791	10,043
Total, current	41,677	49,208
Trade payables, non-current	0	0
Other payables, non-current	1,843	2,060
Amounts due to joint ventures and associates, non-current	39	40
Accruals and deferred income, non-current	422	242
Total, non-current	2,304	$ 2,342
Total
Subclassifications of assets, liabilities and equities [abstract]
Other payables, current	1,993
Other payables, non-current	60
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Obligation under both environmental schemes	$ 2,053